AGREEMENT AND PLAN OF MERGER (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	May 25, 2011
Common stock issued as a result of merger		1,820,000
Cancelled and returned common stock		10,000,000
Stockholders Equity Note, Stock Split	25 shares for each share of our common stock issued and outstanding at the time of the split
Common stock issued and outstanding		67,000,000
Expenses as a result of merger		$ 26,186